UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	May 14, 2008

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  155

Form 13F Information Table Value Total: $4,048,438 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES Trust III	            PFD CV 6.75%      00808N202	  1,237       26,600 			Sole	       26,600
Babcock & Brown Air Ltd	    SPONSORED ADR     05614P101	  3,115 "       191,700 "		Sole	      191,700
CA Inc	                    COM	              12673P105     617          27,402 "		Sole	       27,402
Citadel Broadcasting	    COM	              17285T106	  1,826 "     1,100,000 "		Sole	    1,100,000
COMSYS IT Partners	    COM	              20581E104	  1,117 ""    132,000 "			Sole          132,000
Durect Corporation	    COM	              266605104	  6,674 ""    1,271,267 "		Sole	    1,271,267
Emmis Communications Corp   PFD CV SER A      291525202	 15,284 "      566,070 "		Sole	      566,070
Ford Trust	            PFD TR CV6.5%     345395206	  34,198 "    1,163,213 "		Sole	    1,163,213
Intevac Inc.	            COM	              461148108	" 1,027 ""      79,284 "		Sole	       79,284
Mirant Corp	            COM	              60467R100	    711         19,550 "		Sole	       19,550
Mirant (Series A)	    *W EXP 01/03/201  60467R118	" 15,430 "      973,500 "		Sole	      973,500
Mirant (Series B)	    *W EXP 01/03/201  60467R126	" 3,453 "       204,900 "		Sole	      204,900
New York Community Bancorp  BONUSES	      64944P307	 246 	      " 5,188 "			Sole	        5,188
Quadramed Corp	            COM	              74730W101	 172 		90,000 "		Sole	       90,000
Radio One, Inc."	    CL D NON VTG      75040P405	 593 	          390,118 "		Sole	      390,118
Six Flags, Inc."	    PIERS 	      83001P505	" 17,317 "      1,447,950 "		Sole	    1,447,950
Washington Mutual, Inc."    COM	              939322103	 246 		 23,900 "		Sole	       23,900
Washington Mutual, Inc."    CONV7.75%SER R    939322814	" 48,507 "	69,280 "		Sole	       69,280
Yahoo! Inc.	            COM	              984332106	" 167,475 "	5,788,960 "		Sole	    5,788,960
Scottish Re Group Ltd	    SHS	              G73537410	 140 		1,597,887 "		Sole	    1,597,887
ADC Telecommunications Inc  NOTE 3.500% 7/1   000886AE1	" 5,143 "	5,700,000 "		Sole
ASM International	    NOTE 4.250%12/0   00207DAG7	" 1,061 "	1,000,000 "		Sole
Advanced Medical Opt	    NOTE 3.250% 8/0   00763MAK4	" 13,722 "	18,800,000 "		Sole
Advanced Micro Devices	    NOTE 6.000% 5/0   007903AL1	" 21,122 "	33,050,000 "		Sole
Affymetrix, Inc"	    NOTE 3.500% 1/1   00826TAG3	" 7,648 "	8,100,000 "		Sole
Allergan, Inc"	            NOTE 1.500% 4/0   018490AL6	" 74,081 "	66,890,000 "		Sole
Johnson & Johnson	    SDCV 7/2	      02261WAB5	" 150,091 "	165,737,000 "		Sole
Amazon.com	            NOTE 4.750% 2/0   023135AF3	" 21,897 "	20,740,000 "		Sole
American Equity Investment  NOTE 5.250%12/0   025676AE7	" 30,896 "	31,945,000 "		Sole
American Medical Systems    NOTE 3.250% 7/0   02744MAA6	" 3,829 "	3,900,000 "		Sole
AmeriCredit Corp.	    NOTE 2.125% 9/1   03060RAR2	" 8,979 "	16,000,000 "		Sole
Amgen Inc	            NOTE 0.375% 2/0   031162AQ3	 809 		930,000 "		Sole
Archer-Daniels-Midland Co   NOTE 0.875% 2/1   039483AW2	" 138,262 "	117,850,000 "		Sole
ArvinMeritor, Inc"	    NOTE 4.625% 3/0   043353AF8	" 12,085 "	14,100,000 "		Sole
Barnes Group Inc	    NOTE 3.375% 3/1   067806AD1	" 10,274 "	9,750,000 "		Sole
Beazer Homes USA	    NOTE 4.625% 6/1   07556QAL9	" 2,063 "	3,000,000 "		Sole
Beckman Coulter, Inc."	    NOTE 2.500%12/1   075811AD1	" 13,896 "	12,705,000 "		Sole
Best Buy Co.	            SDCV 2.250% 1/1   086516AF8	" 54,548 "	50,625,000 "		Sole
CV Therapeutics	            NOTE 2.750% 5/1   126667AF1	" 10,456 "	13,704,000 "		Sole
Cadence Design Systems	    NOTE 1.375%12/1   127387AD0	 434 		490,000 "		Sole
CapitalSource Inc	    NOTE 7.250% 7/1   14055XAG7	" 34,816 "	51,125,000 "		Sole
Carnival Corporation	    DBCV 2.000% 4/1   143658AN2	" 84,913 "	77,645,000 "		Sole
Cell Therapeutic, Inc"	    NOTE 4.000% 7/0   150934AF4	" 11,614 "	24,450,000 "		Sole
Ceradyne, Inc"	            NOTE 2.875%12/1   156710AA3	" 7,341 "	8,100,000 "		Sole
Citadel Broadcasting	    NOTE 1.875% 2/1   17285TAB2	" 18,873 "	23,300,000 "		Sole
CA Inc	                    NOTE 1.625%12/1   204912AQ2	" 89,481 "	72,460,000 "		Sole
Conceptus Inc	            NOTE 2.250% 2/1   206016AA5	" 1,224 "	1,300,000 "		Sole
Conexant Systems	    NOTE 4.000% 3/0   207142AH3	" 12,523 "	17,638,000 "		Sole
Conseco, Inc"	            DBCV 3.500% 9/3   208464BH9	" 9,796 "	11,700,000 "		Sole
Countrywide Financial	    DBCV 4/1	      222372AN4	" 12,994 "	14,600,000 "		Sole
Cubist Pharm	            NOTE 2.250% 6/1   229678AC1	" 1,793 "	1,995,000 "		Sole
Diodes Incorporated	    NOTE 2.250%10/0   254543AA9	" 9,088 "	10,000,000 "		Sole
Disney (Walt) Company	    NOTE 2.125% 4/1   254687AU0	" 157,679 "	147,750,000 "		Sole
Dixie Group, Inc"	    SDCV 7.000% 5/1   255519AA8	 245 		257,000 "		Sole
Dominion Resources Inc	    25746UAT6	      25746UAT6	" 8,777 "	7,600,000 "		Sole
EMC Corp	            NOTE 1.750%12/0   268648AK8	" 98,757 "	84,170,000 "		Sole
EPIX Pharmaceuticals Inc    NOTE 3.000% 6/1   26881QAB7	" 2,126 "	3,830,000 "		Sole
Eastman Kodak	            NOTE 3.375%10/1   277461BE8	" 55,632 "	57,530,000 "		Sole
Empire Resorts, Inc"	    NOTE 8.000% 7/3   292052AB3	" 2,948 "	4,500,000 "		Sole
Encore Capital Group, Inc   NOTE 3.375% 9/1   292554AB8	" 7,898 "	11,700,000 "		Sole
Endeavor Intl Corp	    NOTE 6.000% 1/1   29257MAB6	" 18,781 "	22,247,000 "		Sole
EnPro Industries, Inc"	    DBCV 3.937%10/1   29355XAB3	" 20,575 "	17,950,000 "		Sole
Enzon Pharmaceuticals, Inc" NOTE 4.000% 6/0   293904AE8	" 6,793 "	6,000,000 "		Sole
Epicor Software Corp	    NOTE 2.375% 5/1   29426LAA6	" 12,972 "	14,671,000 "		Sole
Equinix, Inc"	            NOTE 3.000%10/1   29444UAG1	" 1,919 "	2,100,000 "		Sole
Euronet Worldwide Inc	    NOTE 3.500%10/1   298736AF6	" 6,375 "	7,500,000 "		Sole
FiberTower Corp	            NOTE 9.000%11/1   31567RAC4	" 36,624 "	46,360,000 "		Sole
Thermo Fisher Scientific    NOTE 3.250% 3/0   338032AX3	" 44,715 "	28,965,000 "		Sole
Ford Motor Co	            NOTE 4.250%12/1   345370CF5	" 11,161 "	13,100,000 "		Sole
General Motors	            DEB SR CV C 33    370442717	 322 		19,500 "		Sole
General Motors	            DEB SR CONV B     370442733	" 10,785 "	663,000 "		Sole
Genzyme Corp	            NOTE 1.250%12/0   372917AN4	" 119,259 "	103,335,000 "		Sole
Gilead Sciences, Inc"	    NOTE 0.500% 5/0   375558AG8	 690 		480,000 "		Sole
Gilead Sciences, Inc"	    NOTE 0.625% 5/0   375558AH6	 200 		135,000 "		Sole
Global Crossing Ltd	    NOTE 5.000% 5/1   37932JAA1	" 20,608 "	22,100,000 "		Sole
Global Industries, Ltd"	    DBCV 2.750% 8/0   379336AE0	" 9,286 "	11,900,000 "		Sole
The Greenbrier Companies    NOTE 2.375% 5/1   393657AD3	" 11,886 "	14,000,000 "		Sole
Group 1 Automotive, Inc"    FRNT 2.250% 6/1   398905AE9	" 10,056 "	15,624,000 "		Sole
Hasbro	                    DBCV 2.750%12/0   418056AN7	" 43,339 "	31,961,000 "		Sole
Headwaters Incorporated	    NOTE 2.500% 2/0   42210PAD4	" 15,011 "	20,450,000 "		Sole
Hutchinson Technology Inc   NOTE 3.250% 1/1   448407AF3	" 9,629 "	12,200,000 "		Sole
Iconix Brand Group, Inc"    NOTE 1.875% 6/3   451055AB3	" 5,453 "	6,000,000 "		Sole
Intel Corp	            SDCV 2.950%12/1   458140AD2	" 116,685 "	118,510,000 "		Sole
International Coal Group,   NOTE 9.000% 8/0   45928HAD8	" 10,856 "	8,233,000 "		Sole
International Game Tech     DBCV 2.600%12/1   459902AP7	" 12,298 "	12,190,000 "		Sole
Interpublic Group	    NOTE 4.750% 3/1   460690BE9	" 18,027 "	18,010,000 "		Sole
ION Media Networks	    NOTE 11.000% 7/3  46205AAB9	" 4,489 "	16,032,843 "		Sole
Jazz Technologies Inc	    NOTE 8.000%12/3   47214EAA0	" 7,604 "	10,005,000 "		Sole
JetBlue Airways Corp	    DBCV 3.750% 3/1   477143AC5	" 5,756 "	7,500,000 "		Sole
KEMET Corp	            NOTE 2.250%11/1   488360AB4	" 12,425 "	17,500,000 "		Sole
Kendle International Inc    NOTE 3.375% 7/1   48880LAA5	" 1,623 "	1,400,000 "		Sole
Lamar Advertising	    NOTE 2.875%12/3   512815AH4	" 11,778 "	11,830,000 "		Sole
Level 3 Comm	            NOTE 6.000% 3/1   52729NAS9	" 13,730 "	16,950,000 "		Sole
Level 3 Comm	            NOTE 10.000% 5/0  52729NBE9	" 8,635 "	9,100,000 "		Sole
Level 3 Comm	            NOTE 5.250%12/1   52729NBF6	" 3,182 "	4,000,000 "		Sole
Level 3 Comm	            NOTE 3.500% 6/1   52729NBK5	" 24,896 "	36,120,000 "		Sole
Liberty Media	            DEB 3.500% 1/1    530715AN1	" 41,916 "	68,715,000 "		Sole
Liberty Media	            DEB 3.250% 3/1    530715AR2	" 7,681 "	11,110,000 "		Sole
Liberty Media	            DEB 0.750% 3/3    530718AF2	" 116,484 "	117,005,000 "		Sole
Linear Technology Corp	    NOTE 3.000% 5/0   535678AC0	 207 		220,000 "		Sole
Lions Gate Entertainment    NOTE 3.625% 3/1   535919AG9	" 11,621 "	11,800,000 "		Sole
Lockheed Martin	            DBCV 8/1	      539830AP4	" 34,096 "	24,910,000 "		Sole
Lowe's Companies, Inc"	    NOTE 10/1	      548661CG0	" 168,819 "	182,261,000 "		Sole
McMoRan Exploration	    NOTE 5.250%10/0   582411AE4	" 43,711 "	36,050,000 "		Sole
Medtronic, Inc"	            NOTE 1.500% 4/1   585055AL0	" 10,781 "	10,225,000 "		Sole
Medtronic, Inc"	            NOTE 1.625% 4/1   585055AM8	" 68,647 "	65,145,000 "		Sole
Mentor Graphics Corporation SDCV 6.250% 3/0   587200AF3	" 13,489 "	14,250,000 "		Sole
Merix Corp	            NOTE 4.000% 5/1   590049AB8	" 8,109 "	12,475,000 "		Sole
Merrill Lynch	            NOTE 3/1	      590188W46	" 147,351 "	138,260,000 "		Sole
Mesa Air Group	            NOTE 2.115% 2/1   590479AD3	" 1,129 "	3,000,000 "		Sole
Micron Technology, Inc"	    NOTE 1.875% 6/0   595112AH6	" 10,596 "	14,400,000 "		Sole
Millipore Corp	            NOTE 3.750% 6/0   601073AD1	" 13,046 "	12,650,000 "		Sole
Molson Coors Brewing Co     NOTE 2.500% 7/3   60871RAA8	" 148,132 "	118,189,000 "		Sole
Nash Finch Company	    FRNT 1.631% 3/1   631158AD4	" 4,771 "	11,000,000 "		Sole
National City Corporation   NOTE 4.000% 2/0   635405AW3	" 20,713 "	25,000,000 "		Sole
National Financial Partners NOTE 0.750% 2/0   63607PAA7	" 6,037 "	8,500,000 "		Sole
Nektar Therapeutics	    NOTE 3.250% 9/2   640268AH1	" 11,555 "	14,908,000 "		Sole
Nortel Networks Corp	    NOTE 2.125% 4/1   656568AE2	 625 		1,000,000 "		Sole
Omnicare, Inc"	            DBCV 3.250%12/1   681904AL2	" 11,513 "	17,025,000 "		Sole
Omnicom Group	            NOTE 7/3	      681919AM8	 211 		210,000 "		Sole
Oscient Pharmaceutical      NOTE 3.500% 4/1   68812RAC9	" 6,965 "	19,081,000 "		Sole
Par Pharmaceutical	    NOTE 2.875% 9/3   717125AC2	" 7,993 "	8,930,000 "		Sole
Pier 1 Imports, Inc"	    NOTE 6.375% 2/1   720279AH1	" 13,770 "	17,000,000 "		Sole
Pixelworks	            SDCV 1.750% 5/1   72581MAB3	" 3,600 "	5,000,000 "		Sole
Prudential Financial	    FRNT 12/1	      744320AG7	" 24,134 "	24,880,000 "		Sole
Qimonda AG	            NOTE 6.750% 3/2   74732WAA7	" 3,740 "	4,000,000 "		Sole
RPM International	    NOTE 1.389% 5/1   749685AK9	" 115,229 "	199,531,000 "		Sole
RadiSys Corporation	    NOTE 2.750% 2/1   750459AE9	" 9,180 "	9,000,000 "		Sole
Safeguard Scientifics	    DBCV 2.625% 3/1   786449AG3	" 1,661 "	2,050,000 "		Sole
SanDisk Corp	            NOTE 1.000% 5/1   80004CAC5	" 1,601 "	2,185,000 "		Sole
SAVVIS, Inc"	            NOTE 3.000% 5/1   805423AA8	" 12,344 "	16,242,000 "		Sole
School Specialty, Inc"	    SDCV 3.750%11/3   807863AL9	" 10,990 "	12,000,000 "		Sole
Sirius Satellite Radio Inc  NOTE 3.250%10/1   82966UAD5	" 18,384 "	20,000,000 "		Sole
Spartan Stores, Inc"	    NOTE 3.375% 5/1   846822AE4	" 6,796 "	8,000,000 "		Sole
Stewart Enterprises, Inc"   NOTE 3.125% 7/1   860370AH8	" 9,948 "	11,500,000 "		Sole
Symantec Corporation	    NOTE 0.750% 6/1   871503AD0	 366 		340,000 "		Sole
Symmetricom, Inc"	    NOTE 3.250% 6/1   871543AB0	" 11,948 "	13,760,000 "		Sole
TJX Companies, Inc"	    NOTE 2/1	      872540AL3	" 118,353 "	105,522,000 "		Sole
Teva Pharm	            DBCV 0.500% 2/0   88164RAA5	 687 		555,000 "		Sole
Teva Pharm	            DBCV 0.250% 2/0   88164RAB3	" 2,857 "	2,100,000 "		Sole
Teva Pharm	            NOTE 1.750% 2/0   88165FAA0	" 2,216 "	1,955,000 "		Sole
3M Co	                    NOTE 11/2	      88579YAB7	" 95,570 "	110,953,000 "		Sole
Transocean Inc	            NOTE 1.625%12/1   893830AU3	" 150,932 "	138,470,000 "		Sole
Transocean Inc	            NOTE 1.500%12/1   893830AV1	" 1,691 "	1,550,000 "		Sole
Transocean Inc	            NOTE 1.500%12/1   893830AW9	" 8,952 "	8,175,000 "		Sole
Trinity Industries, Inc"    NOTE 3.875% 6/0   896522AF6	" 11,731 "	13,700,000 "		Sole
US Airways Group, Inc"	    NOTE 7.000% 9/3   90341WAB4	" 15,516 "	17,925,000 "		Sole
Unisource Energy	    NOTE 4.500% 3/0   909205AB2	" 5,131 "	6,000,000 "		Sole
WCI Communities	            NOTE 4.000% 8/1   92923CAK0	" 11,213 "	16,250,000 "		Sole
Watson Pharmaceuticals	    DBCV 1.750% 3/1   942683AC7	" 6,089 "	6,330,000 "		Sole
Wyeth	                    DBCV 1/1	      983024AD2	" 17,471 "	17,395,000 "		Sole
Xilinx, Inc"	            DBCV 3.125% 3/1   983919AD3	 180 		200,000 "		Sole
YRC Worldwide	            NOTE 5.000% 8/0   985577AA3	" 38,742 "	43,340,000 "		Sole
YRC Worldwide	            NOTE 3.375%11/2   985577AB1	" 54,183 "	70,235,000 "		Sole
			   4,048,438 "